Segmented and geographic information, and major customers (Geographic Information) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Mexican Operations [Member]
Disclosure of operating segments [line items]
Derivative pricing adjustments	$ 29.0	$ 5.0	$ 30.0	$ 13.0
U.S. Operations [Member]
Disclosure of operating segments [line items]
Derivative pricing adjustments	$ 4.0	$ 2.0	$ 5.0	$ 10.0